Goodwill and Other Intangible Assets - Schedule of Other Intangible Assets with Finite Useful Lives (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		$ 18,100
Accumulated Amortization		(715)
Net Book Value	$ 38,956	17,385
Trademark – Blue Raven Solar [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		8,400
Accumulated Amortization		(210)
Net Book Value		8,190
Trademark – SunPower [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		5,200
Accumulated Amortization		(130)
Net Book Value		5,070
Developed technology [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		4,500
Accumulated Amortization		(375)
Net Book Value		$ 4,125